Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consist of the following at December 31:

	2014	2013
Land	$186.0	$176.4
Landfill site costs	1,281.6	1,091.6
Vehicles	490.8	430.4
Containers	261.8	238.2
Machinery and equipment	134.4	113.2
Furniture and fixtures	24.1	22.3
Building and improvements	155.3	147.4
Construction in process	44.4	78.5
	2,578.4	2,298.0
Less: Accumulated depreciation on property and equipment	(411.8)	(310.8)
Less: Accumulated landfill airspace amortization	(502.7)	(319.8)
	$1,663.9	$1,667.4